Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000130587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000130587 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000130587 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000130587 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130587 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000130587 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000130587 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000130587 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000130587 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130587 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130587 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130587 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000130588 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000130588 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000130588 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130588 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000130588 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000130588 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000130588 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000130588 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130588 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130588 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130588 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000130589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000130589 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000130589 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000130589 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130589 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000130589 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000130589 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000130589 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000130589 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130589 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130589 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130589 [Member] | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%